Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000159640 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000159640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000159640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159640 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000159641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000159641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159641 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000159642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000159642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159642 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000159643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000159643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159643 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000159645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000159645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000159645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000159645 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159645 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000201776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000201776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000201776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000201776 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201776 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201776 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159649 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000159649 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159649 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000159650 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159650 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159651 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000159651 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159651 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159651 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000159646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159646 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000159648 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000159648 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159648 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159648 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201777 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000201777 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201777 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201777 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025609 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025609 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025609 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025611 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025611 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025611 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025607 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025607 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025608 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000025608 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025608 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000058978 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000058978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161521 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000161521 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000058977 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000058977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201768 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000201768 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201768 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050444 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050444 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000050444 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050444 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050444 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050444 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000050444 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050444 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050444 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050444 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000050445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000050445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050445 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050443 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050443 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000050443 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000050443 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050443 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000050443 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000050443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000050443 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050443 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050443 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000091965 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091965 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000091965 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091965 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000091965 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000091965 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000091965 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000091965 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091965 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000091965 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200308 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200308 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000200308 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000200308 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200308 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200308 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000200308 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000200308 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200308 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000200308 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201771 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000201771 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201771 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201771 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201771 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000201771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000201771 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201771 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201771 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025603 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025603 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025603 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025603 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025603 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025603 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025603 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025603 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025603 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025605 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025605 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025605 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025605 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025605 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025605 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025605 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025605 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025605 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025605 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025601 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025601 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025601 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025601 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025601 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025601 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025601 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025601 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025601 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025601 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025602 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025602 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025602 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000025602 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025602 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000025602 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025602 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000025602 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025602 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000091964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091964 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000091964 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000091964 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000091964 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000091964 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091964 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200307 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200307 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200307 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200307 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000200307 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000200307 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000200307 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000200307 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200307 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000201767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000201767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000201767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000201767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201767 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000107193 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000107193 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000107193 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000107193 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000107193 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000107193 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000107193 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000107193 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000107193 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000107194 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000107194 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000107194 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000107194 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000107194 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000107194 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000107194 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000107194 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000107194 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000107195 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000107195 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000107195 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000107195 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000107195 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000107195 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000107195 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000107195 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000107195 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000107197 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000107197 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000107197 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000107197 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000107197 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000107197 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000107197 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000107197 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000107197 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000200310 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000200310 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000200310 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000200310 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000200310 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000200310 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000200310 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000200310 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000200310 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000107196 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000107196 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000107196 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000107196 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000107196 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000107196 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000107196 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000107196 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000107196 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%
C000201775 | Developed Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
Percent of Net Long Exposure	78.20%
Percent of Net Short Exposure	20.30%
C000201775 | Developed Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
Percent of Net Long Exposure	22.00%
Percent of Net Short Exposure	26.90%
C000201775 | Emerging Markets Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Percent of Net Long Exposure	18.90%
Percent of Net Short Exposure	8.70%
C000201775 | Emerging Markets Currency
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	21.00%
C000201775 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Percent of Net Long Exposure	111.90%
Percent of Net Short Exposure	86.10%
C000201775 | Medium-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Percent of Net Long Exposure	5.30%
Percent of Net Short Exposure	17.10%
C000201775 | Short-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	(106.10%)
Percent of Net Long Exposure	18.30%
Percent of Net Short Exposure	124.40%
C000201775 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Percent of Net Long Exposure	17.20%
Percent of Net Short Exposure	8.40%
C000201775 | Developed Markets Equity Volatility
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Percent of Net Long Exposure	2.40%
Percent of Net Short Exposure	2.70%